CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 21,762	$ 11,260
Restricted cash	10,260
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 57 and $ 108 in 2011 and 2012, respectively)	10,246	3,265
Other receivables and prepaid expenses	5,424	6,459
Total current assets	47,692	20,984
LONG-TERM ASSETS:
Property and equipment, net	1,522	1,300
Other intangible assets, net	35,295	6,606
Goodwill	37,435	24,753
Other assets	1,215	1,261
Total long-term assets	75,467	33,920
Total assets	123,159	54,904
CURRENT LIABILITIES:
Current maturities of long term debt	2,300
Trade payables	9,560	3,207
Deferred revenues	5,132	4,280
Payment obligation related to acquisition	20,317	6,574
Accrued expenses and other liabilities	14,679	6,950
Total current liabilities	51,988	21,011
LONG-TERM LIABILITIES:
Long-term debt	6,550
Contingent purchase consideration	6,078
Deferred revenues		1,120
Other long term liabilities	3,833	958
Total long-term liabilities	16,461	2,078
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 40,000,000 shares at December 31, 2011 and 2012, respectively; Issued and outstanding: 9,916,194 and 12,064,510 shares at December 31, 2011 and 2012, respectively	28	22
Additional paid-in capital	45,069	25,714
Retained earnings	10,615	7,081
Treasury stock	(1,002)	(1,002)
Total shareholders' equity	54,710	31,815
Total liabilities and shareholders' equity	$ 123,159	$ 54,904